Employee Benefit Plan, Summary of Accounting Policy	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Plan in preparing its financial statements.
Basis of Presentation
The accompanying financial statements have been prepared on the accrual basis of accounting. The Plan evaluated subsequent events and transactions for potential recognition in the financial statements through June 24, 2026, the date at which the financial statements were issued.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires the Administrative Committee of the Plan to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions to and deductions from net assets available for benefits during the reporting period. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
The Plan's investments are held in a Master Trust by the Trustee of the Plan, as more fully described in Note 6. The Plan invests only in the Master Trust. Investments within the Master Trust are valued as described below.
Shares of registered investment funds, equities, and the brokerage window are valued at quoted market prices, which represent the net asset value of shares held by the Master Trust.
Investments in synthetic investment contracts issued by insurance companies and banks that are fully benefit-responsive are presented at contract value, which is equal to the principal balance plus accrued interest, of units held by the Master Trust. Additional information is discussed in Note 3.
Investments in units of collective trusts are valued at the respective net asset values as reported by such trusts. Net asset value is a readily determinable fair value of the underlying assets and is the basis for current transactions.
The Company's common stock is valued at its quoted market price as obtained from the New York Stock Exchange.
Securities transactions are accounted for on a trade date basis. Any portion of the Plan's investments, pending investment, transfer, or distribution, may be held on a short-term basis as cash or cash equivalents. Cash equivalents are comprised of short-term money market instruments and are valued at cost plus accrued interest, which approximates fair value.
Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.
The Plan's investments include funds that invest in various types of investment securities and in various companies within various markets. Investment securities are exposed to several risks, such as interest rate, market, credit, and individual country and currency risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the Plan's financial statements and supplemental schedule.
Payment of Benefits
Benefit payments are recorded when paid.
Fair Value of Financial Instruments
The fair value of an asset is considered to be the price at which the asset could be sold in an orderly transaction between unrelated knowledgeable and willing parties. The Plan's investments in the Master Trust are stated at fair value, with the exception of the Plan's investment in the fully benefit-responsive investment contracts held by the Master Trust, which are stated at contract value, within the Statements of Net Assets Available for Benefits.